Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
13.	Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are five years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard ASU
No. 2016-02,
the Company has recorded a
right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental
b
orrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.
Information related to operating leases as of December 31, 2019 and 2020 are as follows (in thousands, except for percentages and years).

	As of December 31,	As of December 31,
	2019	2020
Assets
Operating lease right of use assets, net	155,525	82,488
Liabilities
Operating lease liabilities, current	37,009	31,845
Operating lease liabilities, non-current	117,124	56,903
Weighted average remaining lease term (years)	3.97	3.20
Weighted average discount rate	5.70%	5.70%
Information related to operating lease activity during the year ended December 31, 2019 and 2020 are as follows:

	As of December 31,	As of December 31,
	2019	2020
Operating lease rental expense
Amortization of right of use assets	32,301	31,177
Expense for short-term leases within 12 months	12,369	1,743
Interest of lease liabilities	8,480	6,182

	53,150	39,102

Supplemental cash flow information related to leases was as follows:

	For the Year ended December 31,	For the Year ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payment	42,228	29,706
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	26,840	1,330

Maturities of lease liabilities were as follows:

As of December 31,
2020
2021	35,735
2022	30,152
2023	25,252
2024	5,387

Total undiscounted lease payment	96,526
Less: imputed interest	(7,778)

Total lease liabilities	88,748